Other intangibles, net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 355,512	$ 397,101
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	58,094	58,094
Customer Relationships, Net [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	283,118	304,294
Contractual Vendor Intangible Assets [member]
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	10,606	21,019
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 3,694	$ 13,694